Discontinued Operations	9 Months Ended
Sep. 30, 2012
Discontinued Operations
Discontinued Operations

8.                          Discontinued Operations

The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale (see note 15 “Subsequent Events”).  The Spherix Consulting segment generated nearly all of the Company’s revenue and provided technical support for the Company’s Biospherics segment.  The sale will help to reduce our overhead and allow the Company’s remaining staff to better focus their energies on the Biospherics drug development activities and to concentrate on the identification of additional business opportunities.

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)